Note 6 - Disclosures to the Statement of Income and Loss - Additional Information on Nature of Expenses (Details) - EUR (€) € in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Personnel expenses			€ 17,678	€ 39,291	€ 5,151
Depreciation and amortization			574	384	224
Additional information on nature of expenses	€ 1	€ 19	18,252	39,675	5,375
CSOP
Statement Line Items [Line Items]
Personnel expenses			€ 1,898	€ 32,160	€ 0